MINERAL PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
MINERAL PROPERTY, PLANT AND EQUIPMENT
MINERAL PROPERTY, PLANT AND EQUIPMENT
3.	MINERAL PROPERTY, PLANT AND EQUIPMENT

The Group’s exploration and evaluation assets are comprised of the following:

Year ended December 31, 2024	Mineral Property Interest[1]	Plant and Equipment[3]	Total
Cost
Beginning balance	$94,317	$2,249	$96,566
Disposal of mineral property interest [2]	(13,826)	-	(13,826)
Addition of right-of-use asset	-	52	52
Modification of lease term of right-of-use asset	-	305	305
Ending balance	80,491	2,606	83,097

Accumulated depreciation
Beginning balance	-	(2,096)	(2,096)
Depreciation charge for the period [4]	-	(162)	(162)
Ending balance	-	(2,258)	(2,258)

Foreign currency translation difference
Beginning balance	27,158	223	27,381
Movement for the period	9,867	39	9,906
Ending balance	37,025	262	37,287

Net carrying value – December 31, 2024	$117,516	$610	$118,126
Year ended December 31, 2023	Mineral Property Interest [1]	Plant and Equipment [3]	Total
Cost
Beginning Balance	$97,078	$2,435	$99,513
Addition of right-of-use asset	-	16	16
Disposal of plant and equipment	-	(6)	(6)
Disposal of mineral property interest [2]	(2,761)	-	(2,761)
Derecognition of right-of-use asset	-	(196)	(196)
Ending balance	94,317	2,249	96,566

Accumulated depreciation
Beginning Balance	-	(2,129)	(2,129)
Depreciation charge for the period [4]	-	(164)	(164)
Derecognition on disposal of plant and equipment	-	6	6
Derecognition of right-of-use asset	-	191	191
Ending balance	-	(2,096)	(2,096)

Foreign currency translation difference
Beginning Balance	29,922	225	30,147
Movement from derecognition of right-of-use asset	-	(3)	(3)
Movement for the period	(2,764)	1	(2,763)
Ending balance	27,158	223	27,381

Net carrying value – December 31, 2023	$121,475	$376	$121,851

Notes to table:

1.	Mineral Property Interest

Comprises the Pebble Project, a contiguous block of 1,840 mineral claims covering approximately 274 square miles located in southwest Alaska, 17 miles (30 kilometers) from the villages of Iliamna and Newhalen, and approximately 200 miles (320 kilometers) southwest of the city of Anchorage.

2.	Disposal of Mineral Property Interest under Royalty Agreement

In July 2022, the Group entered into an agreement (the "Agreement") with an investor (the "Royalty Holder") to receive up to US$60 million until July 2024, in return for the right to receive a portion of the future gold and silver production from the Pebble Project for the life of the mine.

The Royalty Holder made the initial payment of US$12 million in exchange for the right to receive 2% of the payable gold production and 6% of the payable silver production from the Pebble Project, in each case after accounting for a notional payment by the Royalty Holder of US$1,500.00 per ounce of gold and US$10.00 per ounce of silver, respectively, for the life of the mine. If, in the future, spot prices exceed US$4,000.00 per ounce of gold or US$50.00 per ounce of silver, then the Group will share in 20% of the excess price for either metal. Additionally, the Group will retain a portion of the metal produced for recovery rates greater than 60% for gold and 65% for silver and so is incentivized to continually improve operations over the life of the mine.

In November 2023, the Group and the Royalty Holder amended the terms of the Agreement (the “Amendment").  Under the Amendment, the Royalty Holder received the right to fund the second US$12 million tranche in six equal installments of US$2 million each ("Additional Payment Instalment"), with the right to receive approximately 0.33% of the payable gold production and 1% of the payable silver production from the Pebble Project per Additional Payment Installment made (representing 1/6 of the aggregate royalty under the second tranche).  The Group received the first US$2 million on execution thereof.

On July 25, 2024, the Group received the remaining US$10,000 royalty payment under the second tranche of the Group’s Agreement and the Amendment.

As the Royalty Holder completed the funding of the second tranche (for a total of US$12,000) on or before July 26, 2024, the balance for the completion of the Agreement, payable in three US$12,000 tranches, has been extended until July 26, 2025, as agreed to under the Amendment.

Completion of the second tranche of US$12,000 increases the royalty holder’s right to an aggregate of 4% of the payable gold production and 12% of the aggregate silver production.

The Group has recorded the payments by the Royalty Holder as a recovery of mineral property costs as they represent a partial sale of mineral property interest.  The Agreement and the Amendment provides the Royalty Holder with rights akin to ownership of an undivided interest in the Pebble Project.  Accordingly, no gain or loss has been recognized.

3.	Plant and Equipment include Right-of-Use Assets (“ROU Assets”)

ROU Assets, which relate to the use of office space, office equipment and yard storage are included under plant and equipment.  The following comprises ROU Assets:

Year ended December 31, 2024	Land and Buildings	Equipment	Total
Cost
Beginning balance	$828	$48	$876
Addition	52	-	52
Modification of lease term	305	-	305
Ending balance	1,185	48	1,233

Accumulated depreciation
Beginning balance	(466)	(34)	(500)
Depreciation charge for the period [4]	(154)	(5)	(159)
Ending balance	(620)	(39)	(659)

Foreign currency translation difference
Beginning balance	(2)	(2)	(4)
Movement for the period	40	-	40
Ending balance	38	(2)	36

Net carrying value – December 31, 2024	$603	$7	$610

4.	Depreciation

For the year ended December 31, 2024, total depreciation was $162 (2023 – $164) of which ROU Asset depreciation was $159 (2023 – $151).  ROU Asset depreciation of $105 (2023 – $101) is included in general and administrative expenses (note 10(b)).  The remainder of the depreciation is included in exploration and evaluation expenses under site expenses.